License Revenue - Additional Information (Details) $ in Thousands, £ in Millions			9 Months Ended
	Mar. 24, 2023 USD ($)	Mar. 24, 2023 GBP (£)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 GBP (£)	Mar. 24, 2023 GBP (£)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Recognized revenue			$ 622
Syncona IP Holdco (2) Limited
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront non-refundable payment	$ 600	£ 0.5
Maximum milestone payments to be received	$ 15,600				£ 12.5
Syncona IP Holdco (2) Limited | License
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Recognized revenue			$ 600	£ 0.5